STATEMENT OF COMPLIANCE (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Statement of compliance	The consolidated financial statements are prepared in compliance with International Financial Reporting Standards (IFRS) and Interpretations of those standards, as issued by the International Accounting Standards Board (IASB), SAICA Financial Reporting Guides as issued by the Accounting Practices Committee, Financial Reporting Pronouncements as issued by the Financial Reporting Standards Council, JSE Listings Requirements and in the manner required by the South African Companies Act, 2008.
Accounting standards, interpretations and amendments to published accounting standards
Accounting standards, interpretations and amendments to published accounting standards

The following amendments to IFRS were effective for the first time from 1 January 2022:

•Amendments to IAS 16 ‘Property, plant and equipment’ relating to proceeds before intended use;

The Group adopted the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. The amendment prohibits deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognises the proceeds from selling such items, and the cost of producing those items, in profit or loss. The cost allocation requires significant judgement in terms of this amendment. In accordance with the transitional provisions of IAS 16 an entity applies the amendments retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment.

The adoption of the amendment on 1 January 2022 resulted in a retrospective increase in property, plant and equipment and gross profit of $38m for 31 December 2020 (2019: decrease of $5m). There was no impact on the 2021 results as no revenue was capitalised in 2021. The effects of the 2019 and 2020 restatement has been included in the accumulated losses opening balance of the 2020 and 2021 financial reporting period respectively. The impact arises from the reclassification of revenue, cost of sales, and tangible assets and the resulting amortisation recalculation, resulting exclusively from the redevelopment of the Obuasi mine. No other operation was impacted by the adoption of the amendment

	2021			2020
US Dollar million	As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated
Statement of financial position
Tangible assets (note 13)	3,460	33	3,493	2,884	33	2,917
(Accumulated losses) and other reserves	(3,214)	33	(3,181)	(3,519)	33	(3,486)

Income statement
Revenue from product sales (note 3)	4,029	—	4,029	4,427	168	4,595
Cost of sales (note 4)	(2,857)	—	(2,857)	(2,699)	(130)	(2,829)
Gross profit	1,172	—	1,172	1,709	38	1,747
Operating profit	810	—	810	1,459	38	1,497
Profit before taxation	958	—	958	1,589	38	1,627
Profit after taxation from continuing operations	646	—	646	964	38	1,002
Profit for the year	646	—	646	971	38	1,009

Basic earnings per ordinary share (US cents) (1) (note 11)	148	—	148	227	9	236
Basic earnings per ordinary share (US cents) from continuing operations (note 11)	148	—	148	225	9	234
Diluted earnings per ordinary share (US cents) (1) (note 11)	148	—	148	227	9	236
Diluted earnings per ordinary share (US cents) from continuing operations (note 11)	148	—	148	225	9	234

Statement of Comprehensive Income
Profit for the year	646	—	646	971	38	1,009
Total comprehensive income for the year	541	—	541	1,095	38	1,133
Equity shareholders - Continuing operations	517	—	517	1,121	38	1,159

Statement of changes in equity
Retained earnings (Accumulated losses)	(1,937)	33	(1,904)	(2,341)	33	(2,308)

Statement of cash flows
Receipts from customers	4,054	—	4,054	4,411	169	4,580
Payments to suppliers and employees	(2,701)	—	(2,701)	(2,583)	(131)	(2,714)
Cash generated from operations (note 30)	1,353	—	1,353	1,828	38	1,866
Net cash inflow from operating activities from continuing operations	1,268	—	1,268	1,545	38	1,583
Net cash inflow from operating activities	1,268	—	1,268	1,654	38	1,692

Capital expenditure - project capital (note 13)	(392)	—	(392)	(331)	(38)	(369)
Net cash inflow from investing activities from continuing operations	(940)	—	(940)	(448)	(38)	(486)
Net cash inflow from investing activities	(940)	—	(940)	(476)	(38)	(514)

Other Disclosures
Basic headline earnings per share (note 11)	146	—	146	238	10	248
Diluted headline earnings per share (note 11)	146	—	146	238	9	247

(1) There was no impact on basic and diluted earnings per ordinary share from discontinued operations
1    STATEMENT OF COMPLIANCE continued

•Amendments to IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’ relating to onerous contracts - costs of fulfilling a contract;
•Amendments to IFRS 3 ‘Business Combinations’ with regards to updating a reference to the conceptual framework; and
•Annual improvements to IFRS Standards 2018 – 2020 for IFRS 16 ‘Leases’ relating to lease incentives and IFRS 9 ‘Financial Instruments’ relating to fees in the ’10 per cent’ test for derecognition of financial liabilities.

Other than the amendment to IAS 16, these amendments had no material impact on the Group.

The following amendments to IFRS were early adopted by the Group effective from 1 January 2022:

•Amendments to IAS 1 ‘Presentation of Financial Statements’ with regards to the disclosure of accounting policies;
•Amendments to IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’ relating to the definition of accounting estimates;
•Amendments to IAS 1 ‘Classification of Liabilities as Current or Non-Current’; and
•Amendments to IAS 1 ‘Non-Current Liabilities with Covenants’.

The adoption of these amendments had no material impact on the Group.

Accounting standards, amendments and interpretations issued which are relevant to the Group, but not yet effective

The new accounting standards and amendments to accounting standards issued which are relevant to the Group, but not yet effective on 31 December 2022, include:

IFRS 17 'Insurance Contracts' and Amendments to IFRS 17 'Insurance Contracts'

IFRS 17 replaces IFRS 4 ‘Insurance Contracts’ and sets out principles for the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 requires insurance liabilities to be measured at a current fulfilment value and provides a more uniform approach for all insurance contracts. The standard and the amendments to the standard is effective for the Group’s reporting period starting on 1 January 2023 and will be applied retrospectively. The effect of the implementation of the new standard is not expected to have a material impact on the Group’s results.

Amendments to IAS 12 ‘Deferred Tax related to Assets and Liabilities arising from a Single Transaction’

This amendment narrowed the scope of the recognition exemption in paragraphs 15 and 24 of IAS 12 (recognition exemption) so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. This should mainly impact right of use assets and lease liabilities and decommissioning, restoration and similar liabilities and the corresponding amounts recognised as part of the cost of the related asset. The amendments are effective for the Group from 1 January 2023, will be applied retrospectively and are not expected to materially impact the Group.

Basis of preparation	BASIS OF PREPARATION
The financial statements are prepared according to the historical cost convention, except for the revaluation of certain assets and liabilities to fair value. The Group’s accounting policies as set out below are consistent in all material respects with those applied in the previous year.

The Group financial statements are presented in US dollars.

All notes are from continuing operations unless otherwise stated.

The Group financial statements incorporate the financial statements of the Company, its subsidiaries and its interests in joint ventures and associates. The financial statements of all material subsidiaries, joint ventures and associates, are prepared for the same reporting period as the Company, using the same accounting policies.

Subsidiaries are all entities over which the Group has control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Control would generally exist where the Group owns more than 50% of the voting rights, unless the Group and other investors collectively control the entity where they must act together to direct the relevant activities. In such cases, as no investor individually controls the entity the investment is accounted for as an associate, joint venture or a joint operation. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on which control ceases. The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the elements of control.

Intra-group transactions, balances and unrealised gains and losses on transactions between group companies, including any resulting tax effects are eliminated.

The significant accounting judgements and estimates applied in the presentation of the Group and Company annual financial statements are set out below. The accounting policies adopted are detailed in Annexure A: “Summary of material accounting policies”.

Use of estimates
Use of estimates

The preparation of the financial statements requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results could differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to Mineral Reserve that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortisation calculations; environmental, reclamation and closure obligations; asset impairments/reversals (including impairments of goodwill); production start date; recoverability of indirect taxes; recoverability of deferred tax assets; and write downs of inventory to net realisable value. Other estimates include employee benefit liabilities, unrecognised tax positions and deferred compensation assets.

The complex or subjective judgements that have the most significant effect on amounts recognised and sources of estimation uncertainty where there is a significant risk of material adjustment to the carrying amounts of assets or liabilities with the next reporting period are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The judgements applied by management in the application of accounting policies, and the estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below.

Carrying value of tangible assets
Carrying value of tangible assets

Amortisation
The majority of mining assets are amortised using the units-of-production method where the mine operating plan calls for production from a well-defined Proven and Probable Mineral Reserve.

For other tangible assets, the straight-line method is applied over the estimated useful life of the asset which does not exceed the estimated mine life based on Proven and Probable Mineral Reserve as the useful lives of these assets are considered to be limited to the life of the relevant mine. Assets are amortised to residual values. Residual values and useful lives are reviewed, and adjusted if appropriate, at the beginning of each financial year.

The calculation of the units-of-production rate of amortisation could be impacted to the extent that actual production in the future is different from current forecast production based on Proven and Probable Mineral Reserve. This would generally arise from the following factors:
•changes in Proven and Probable Mineral Reserve;
•the grade of Mineral Reserve may vary significantly from time to time;
•differences between actual commodity prices and commodity price assumptions;
•unforeseen operational issues at mine sites; and
•changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign exchange rates.

Changes in Proven and Probable Mineral Reserve could similarly impact the useful lives of assets amortised on the straight-line method, where those lives are limited to the life of the mine.

Stripping costs
The Group has a number of surface mining operations that are in the production phase for which production stripping costs are incurred. The benefits that accrue to the Group as a result of incurring production stripping costs include (a) ore that can be used to produce inventory and (b) improved access to further quantities of material that will be mined in future periods.

The production stripping costs relating to improved access to further quantities of material in future periods are capitalised as a stripping activity asset, if and only if, all of the following are met:
•It is probable that the future economic benefit (improved access to the orebody) associated with the stripping activity will flow to the Group;
•The Group can identify the component of the orebody for which access has been improved; and
•The costs relating to the stripping activity associated with that component or components can be measured reliably.

Components of the various orebodies at the operations of the Group are determined based on the geological areas identified for each of the orebodies and are reflected in the Mineral Reserve reporting of the Group. In determining whether any production stripping costs should be capitalised as a stripping activity asset, the Group uses three operational guidance measures; two of which relate to production measures, while the third relates to an average stripping ratio measure.

Once determined that any portion of the production stripping costs should be capitalised, the Group determines the amount of the production stripping costs that should be capitalised with reference to the average mine costs per tonne of the component and the actual waste tonnes that should be deferred. Stripping activity assets are amortised on the units-of-production method based on the Mineral Reserve of the component or components of the orebody to which these assets relate.

This accounting treatment is consistent with that for stripping costs incurred during the development phase of a pit, before production commences, except that stripping costs incurred during the development phase of a pit, before production commences, are amortised on the units-of-production method based on the Mineral Reserve of the pit.

Deferred stripping costs are included in ‘Mine development costs’, within tangible assets. These costs form part of the total investment in the relevant cash-generating unit, which is reviewed for impairment if events or a change in circumstances indicate that the carrying value may not be recoverable. Amortisation of stripping activity assets is included in cost of sales.

Impairment
The Group reviews and tests the carrying value of tangible assets when events or changes in circumstances indicate that the carrying amount may not be recoverable. Assets are grouped at the lowest level for which identifiable cash flows are largely independent of cash flows of other assets, which is generally at the individual mine level. If there are indications that impairment may have occurred, estimates are prepared of expected future cash flows for each group of assets. Expected future cash flows used to determine the value in use of goodwill and tangible assets are inherently uncertain and could materially change over time and impact the recoverable amounts. The cash flows and value in use are significantly affected by a number of factors including published Mineral Reserve, Mineral Resource, exploration potential and production estimates, together with economic factors such as spot and future metal prices, discount rates, foreign currency exchange rates, estimates of costs to produce Mineral
Use of estimates continued

Reserve and future capital expenditure. The estimated future cash flows and discount rates are post-tax. Discounting post-tax cash flows at a post-tax discount rate yields the same result as discounting pre-tax cash flows at a pre-tax discount rate.At the reporting date the Group assesses whether any of the indicators which gave rise to previously recognised impairments have changed such that the impairment loss no longer exists or may have decreased. The impairment loss is then assessed on the original factors for reversal and if indicated, such reversal is recognised.

An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use.

If an impairment loss has decreased, the carrying amount is recorded at the recoverable amount as limited in terms of IAS 36 Impairment of Assets.
Tangible assets

Tangible assets are recorded at cost less accumulated amortisation and impairments/reversals. Cost includes the present value of related future decommissioning costs.

Interest on borrowings relating to the financing of major capital projects under construction is capitalised during the construction phase as part of the cost of the project. Such borrowing costs are capitalised over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalisation ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.

To the extent a legal or constructive obligation to a third party exists, the acquisition cost includes estimated costs of dismantling and removing the asset and restoring the site. A change in estimated expenditures for dismantling, removal and restoration is added to or deducted from the carrying value of the related asset. To the extent that the change would result in a negative carrying amount of the related asset, this effect is recognised as income. The change in depreciation charge is recognised prospectively.

For assets amortised on the units-of-production method, amortisation is calculated to allocate the cost of each asset to its residual value over its estimated useful life. For assets not amortised on the units-of-production method, amortisation is calculated over their estimated useful life as follows:
•buildings up to life of mine;
•plant and machinery up to life of mine;
•equipment and motor vehicles up to five years; and
•computer equipment up to three years.

Production start date and Exploration and evaluation assets
Production start date

The Group assesses the stage of each mine construction project to determine when a project moves into the production stage. The criteria used to assess the start date are determined by the unique nature of each mine construction project and include factors such as the complexity of a plant and its location. The Group considers various relevant criteria to assess when the construction project is substantially complete and ready for its intended use and moves into the production stage. The criteria used in the assessment would include, but are not limited to the following:

•the level of capital expenditure compared to the construction cost estimates;
•completion of a reasonable period of testing of the constructed asset;
•adequacy of stope face;
•ability to produce metals in saleable form (within specifications); and
•ability to sustain ongoing production of metal.

When a mine construction project moves into the production stage, the capitalisation of certain mine construction costs ceases and costs are either regarded as inventory or expensed, except for capitalisable costs related to mining asset additions or improvements, underground mine development, deferred stripping activities, or Ore Reserve development.

Phase 2 of the Obuasi mine re-development project, after initially being delayed due to voluntary suspension of all underground activities following a sill pillar incident during May 2021, moved into the production stage on 1 October 2022 when it was determined that the Phase 2 assets were capable of operating in the manner intended by management.
Exploration and evaluation assets

All pre-license and exploration costs, including geological and geographical costs, labour, Mineral Resource and exploratory drilling cost, are expensed as incurred, until it is concluded that a future economic benefit will more likely than not be realised. In evaluating if expenditures meet this criterion to be capitalised, several different sources of information are used depending on the level of exploration. While the criterion for concluding that expenditure should be capitalised is always probable, the information used to make that determination depends on the level of exploration:

•Costs on greenfields sites, being those where the Group does not have any mineral deposits which are already being mined or developed under the planned method of extraction, are expensed as incurred until the Group is able to demonstrate that future economic benefits are probable, which generally will be the establishment of Proven and Probable Mineral Reserve at this location;
•Costs on brownfields sites, being those adjacent to mineral deposits which are already being mined or developed under the planned method of extraction, are expensed as incurred until the Group is able to demonstrate that future economic benefits are probable, which generally will be the establishment of increased inclusive Proven and Probable Mineral Resource, after which the expenditure is capitalised as mine development cost; and
•Costs relating to extensions of mineral deposits, which are already being mined or developed, including expenditure on the definition of mineralisation of such mineral deposits, are capitalised as mine development cost.

Costs relating to property acquisitions are capitalised within mine development costs.

Carrying value of goodwill
Carrying value of goodwill

Where an investment in a subsidiary, joint venture or an associate is made, any excess of the consideration transferred over the fair value of the attributable Mineral Resource including value beyond Proven and Probable Mineral Reserve, exploration properties and net assets is recognised as goodwill.

Goodwill is not subject to amortisation and is tested annually for impairment and whenever events or changes in circumstance indicate that the carrying amount may not be recoverable.

An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable independent cash flows (cash-generating units).

An individual operating mine is not a typical going-concern business because of the finite life of its Mineral Reserve. The allocation of goodwill to an individual mine will result in an eventual goodwill impairment due to the wasting nature of the mine reporting unit. In accordance with the provisions of IAS 36, the Group performs its annual impairment review of assigned goodwill during the fourth quarter of each year, refer note 15 for impairment assumptions.
Goodwill

Where an investment in a subsidiary, joint venture or an associate is made, any excess of the consideration transferred over the fair value of the attributable Mineral Resource including value beyond Proven and Probable Mineral Reserve, exploration properties and net assets is recognised as goodwill. Goodwill in respect of subsidiaries is disclosed as goodwill.

Goodwill relating to subsidiaries is tested annually for impairment and carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to cash-generating units for the purpose of impairment testing.

Income taxes
Income taxes

The Group is subject to income taxes in numerous jurisdictions. Significant judgement is required in determining the worldwide provision for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognises liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

The Group tax reconciliation between tax expense and the product of accounting profit multiplied by the applicable tax rate, prepared in accordance with IAS 12 Income Taxes, applies the South African domestic corporate tax rate of 28 percent. This rate will be reduced to 27 percent with effect for years of assessment ending on or after 31 March 2023.

The Group recognises the net future tax benefit related to deferred income tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing the recoverability of deferred income tax assets requires the Group to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on forecast cash flows from operations and the application of existing tax laws in each jurisdiction. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.

Additionally, future changes in tax laws in the jurisdictions in which the Group operates could limit the ability of the Group to obtain tax deductions in future periods.
Taxation

Deferred taxation is recognised on all qualifying temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax assets are only recognised to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and future taxable profit will be available against which the temporary difference can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting date.

Deferred tax assets and liabilities are measured at future anticipated tax rates, which have been enacted or substantively enacted at the reporting date.

Current and deferred tax is recognised as income or expense and included in profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period in other comprehensive income or directly in equity, or an acquisition that is a business combination.

Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date. Interest and penalties, if any, are recognised in the income statement as part of taxation expense if based on the specific facts and circumstances, the entity has determined that the interest (receivable or payable) and penalties payable to the tax authorities are an income tax.

Provision for environmental rehabilitation obligations
Provision for environmental rehabilitation obligations

The Group incurs obligations to close, restore and rehabilitate its mine sites affected by mining and exploration activities which are subject to various laws and regulations governing the protection of the environment. The Group recognises management’s best estimate for decommissioning and restoration obligations in the period in which they are incurred and the costs can be reasonably estimated. The determination of the provision is based on, among other considerations, judgements and estimates of current damage caused, timing and amount of future costs to be incurred to rehabilitate the mine sites, estimates of future inflation, exchange rates and discount rates. Future changes to environmental laws and regulations, technology, life of mine estimates, inflation rates, foreign currency exchange rates and discount rates could affect the carrying amount of this provision, cannot be predicted with certainty and could have a material impact on our business, financial condition, results of operations and cash flows. A sensitivity assessment is included in note 25.

Stockpiles and metals in process
Stockpiles and metals in process

Costs that are incurred in or benefit the production process are accumulated in stockpiles and metals in process values. Net realisable value tests are performed at least annually and represent the estimated future sales price of the product, based on prevailing and long-term metals prices, less estimated costs to complete production and bring the product to sale.

Surface and underground stockpiles and metals in process are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained ounces based on assay data, and the estimated recovery percentage based on the expected processing method. Stockpile ore tonnages are verified by periodic surveys.

Although the quantities of recoverable metal are reconciled by comparing the grades of ore to the quantities of metals actually recovered (metallurgical balancing), the nature of the process inherently limits the ability to precisely monitor recoverability levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time.
Use of estimates continued

Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write downs to net realisable value are accounted for on a prospective basis.
Inventories

Inventories are valued at the lower of cost and net realisable value after appropriate allowances for redundant and obsolete items. Cost is determined on the following bases:
•metals in process are valued at the average total production cost at the relevant stage of production;
•gold doré/bullion is valued on an average total production cost method;
•ore stockpiles are valued at the average moving cost of mining and stockpiling the ore. Stockpiles are classified as a non-current asset where the stockpile exceeds current processing capacity;
•by-products, which include silver and sulphuric acid, are valued using an average total production cost method;
•mine operating supplies are valued at average cost; and
•heap leach pad materials are measured on an average total production cost basis.
A portion of the related depreciation, depletion and amortisation charge is included in the cost of inventory. Inventory write downs are included in cost of sales
Recoverable tax, rebates, levies and duties
Recoverable tax, rebates, levies and duties

In a number of countries, particularly in Tanzania and Argentina, AngloGold Ashanti is due refunds of indirect tax which remain outstanding for periods longer than those provided for in the respective statutes. The Group uses probability weighted discounting models together with the expected timing of recovery of these refunds to estimate their fair values and related discounting effects which are updated at each reporting period. Timing of the recoverability and the resultant probabilities is updated based on several factors including ongoing correspondence and meetings with the relevant authorities and available income taxes for off-sets, if applicable. Where the recovery of the indirect tax refunds is tied to off-set arrangements against income taxes, the modeled scenarios incorporate judgements around the applicable mine’s business plan and availability of future income tax off-sets. The Group consults tax and legal specialists to determine the current basis of applicable laws and regulations in the associated jurisdictions which are highly complex and subject to interpretation. Future changes to such laws and regulations or the interpretation thereof could have a material impact on the carrying value of these assets, results of operations and cash flows.

In addition, AngloGold Ashanti has unresolved non-income tax disputes in a number of countries, particularly in Tanzania, Brazil and Argentina. If the outstanding input taxes are not received and these disputes are not resolved in a manner favourable to AngloGold Ashanti, it could have a material adverse effect upon the carrying value of these assets and our results of operations.

Post-retirement obligations
Post-retirement obligations

The determination of the Group’s obligation and expense for post-retirement liabilities, including the Group's reimbursive asset relating to annuities purchased to fund the obligation, depends on the selection of certain assumptions used by actuaries to calculate amounts. These assumptions include, among others, the discount rate, health care inflation costs, rates of increase in compensation costs and the number of employees who reach retirement age before the mine reaches the end of its life. While AngloGold Ashanti believes that these assumptions are appropriate, significant changes in the assumptions may materially affect post-retirement obligations as well as future expenses, which may result in an impact on earnings in the periods that the changes in these assumptions occur.
Post-employment benefit obligations

Some Group companies provide post-retirement health care benefits to their retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology on the same basis as that used for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recorded in other comprehensive income immediately. These obligations are valued annually by independent qualified actuaries.

Some of these obligations are funded with a purchased insurance policy to which the Group contributes premiums to. As this insurance policy does not meet the definition of a qualifying insurance policy the entity recognises its right to reimbursement under the insurance policy as a separate asset measured at fair value similar to a defined benefit plan asset. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recorded in other comprehensive income immediately. These obligations are valued annually by independent qualified actuaries.

Mineral Reserve estimates
Mineral Reserve estimates

The Group reports its Mineral Resource and Mineral Reserve in accordance with Subpart 1300 of Regulation S-K (17 CFR § 229.1300) (“Regulation S-K 1300”) as well as the minimum standards described by the South African Code for the reporting of Exploration Results, Mineral Resource and Mineral Reserve, 2016 Edition (SAMREC Code).

A Mineral Reserve estimate is an estimate of tonnage and grade or quality of Indicated and Measured Mineral Resource that can be the basis of an economically viable project. More specifically, it is the economically mineable part of a Measured or Indicated Mineral Resource, which includes diluting materials and allowances for losses that may occur when the material is mined or extracted. In order to estimate the Mineral Reserve, estimates and assumptions are required about a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates.

Estimating the quantity and/or grade of the Mineral Reserve requires the size, shape and depth of orebodies to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data.

With the change in the economic assumptions used to estimate the Mineral Reserve from period to period, and because additional geological data is generated during the course of operations, estimates of the Mineral Reserve may change from
Use of estimates continued

period to period. Changes in the reported Mineral Reserve may affect the Group’s financial results and financial position in a number of ways, including the following:

•asset carrying values may be affected due to changes in estimated future cash flows;
•depreciation, depletion and amortisation charged in the income statement may change where such charges are determined by the units-of-production method, or where the useful economic lives of assets change;
•overburden removal costs, including production stripping activities, recorded on the statement of financial position or charged in the income statement may change due to changes in stripping ratios or the units-of-production method of depreciation;
•decommissioning site restoration and environmental provisions may change where changes in the estimated Mineral Reserve affect expectations about the timing or cost of these activities; and
•the carrying value of deferred tax assets may change due to changes in estimates of the likely recovery of the tax benefits.

Provision for silicosis
Provision for silicosis

The Settlement Agreement in the silicosis and tuberculosis class action litigation became operational on 10 December 2019. A settlement trust, known as the Tshiamiso Trust, was established to carry out the terms of the Settlement Agreement. Significant judgement is applied in estimating the costs that will be incurred to settle the silicosis class action claims and related expenditure. The final costs may differ from current cost estimates. The provision is based on actuarial assumptions including:
•silicosis prevalence rates;
•estimated settlement per claimant;
•benefit take-up rates;
•disease progression rates;
•timing of cashflows; and
•discount rate.

Management believes the assumptions are appropriate, however changes in the assumptions may materially affect the provision and final costs of settlement. A sensitivity assessment is included in note 25.

Deferred compensation asset
Deferred compensation asset

As a consequence of the sale of the South African operations in 2020, a deferred compensation asset was recognised. The deferred compensation asset is included at fair value in level 3 of the fair value hierarchy. Management used a probability weighted discounted cash flow model to measure the deferred compensation asset. The significant inputs and assumptions used in the discounted cash flow calculation, include the production plan over the deferred compensation period and the weighted average cost of capital. Details of the valuation, including a sensitivity assessment, are included in note 33.

Contingencies
Contingencies

By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of such contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events. Such contingencies include, but are not limited to environmental obligations, litigation, regulatory proceedings, tax matters and losses resulting from other events and developments. Refer note 10 for tax uncertainties and contingencies and note 32 for legal claims and other contingencies.

When a loss is considered probable and reasonably estimable, a liability is recorded in the amount of the best estimate for the ultimate loss. The likelihood of a loss with respect to a contingency can be difficult to predict and determining a meaningful estimate of the loss or a range of loss may not always be practicable based on the information available at the time and the potential effect of future events and decisions by third parties that will determine the ultimate resolution of the contingency. It is not uncommon for such matters to be resolved over many years, during which time relevant developments and new information is continuously evaluated to determine both the likelihood of any potential loss and whether it is possible to reasonably estimate a range of possible losses. When a loss is probable but a reasonable estimate cannot be made, disclosure is provided.

In determining the threshold for disclosure on a qualitative and quantitative basis, management considers the potential for a disruptive effect on the normal functioning of the Group and/or whether the contingency could impact investment decisions. Such qualitative matters considered are reputational risks, regulatory compliance issues and reasonable investor considerations. For quantitative purposes, an amount of $33m has been considered. As a global company, the Group is exposed to numerous legal risks. The outcome of currently pending and future proceedings cannot be predicted with certainty. Litigation and other judicial proceedings as a rule raise difficult and complex legal issues and are subject to uncertainties and complexities including, but not limited to, the facts and circumstances of each particular case, issues regarding the jurisdiction in which each suit is brought and differences in applicable law. Upon resolution of any pending legal matter, the Group may be forced to incur charges in excess of the presently established provisions and related insurance coverage. It is possible that the financial position, results of operations or cash flows of the Group could be materially affected by the unfavourable outcome of litigation.
Climate change considerations
Climate change considerations

The Company’s 2021 TCFD-aligned Climate Change Report outlines the Board-approved Climate Change Strategy and seeks to embed the management of physical and transition climate risks and opportunities into the Company’s strategic and operational planning processes, a process that is enabled through a refreshed company-wide climate change governance framework. The report also summarises at a high level specific outcomes from the physical climate risk assessment conducted at each of the operating assets, considering the business as usual scenario. The potential effect of decarbonisation scenarios and other transition risks on the Company’s business strategy and planning assumptions including the cost of energy and other key mining inputs, is an area that will be addressed through the continued implementation of the Company’s Climate Change Strategy.
Unlike other major mineral resources companies, AngloGold Ashanti does not mine or extract fossil fuels such as coal, natural gas or oil. AngloGold Ashanti does, however, emit greenhouse gases directly through the combustion of fuels and other energy products at its gold mining operations and indirectly through the consumption of electricity purchased from national grids that include fossil-based energy in its production. AngloGold Ashanti has committed to a target of net zero Scope 1 and 2 greenhouse gas (GHG) emissions by 2050 in line with the ambitions of the Paris Agreement, as a member of the International Council on Mining and Metals (ICMM). As a member of the ICMM, the Company has also committed to accelerating action on Scope 3 emissions, including setting credible targets in partnership with suppliers, if not by the end of 2023, as soon as possible thereafter.
Joint Ventures and Associates
Joint ventures and Associates

A joint venture is an entity in which the Group holds a long-term interest and which the Group and one or more other ventures jointly control under a contractual arrangement, that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent of the parties sharing control. In a joint venture the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities. An associate is an investment over which the Group exercises significant influence, but not control or joint control, over the financial and operating policies and normally owns between 20% and 50% of the voting equity.

Joint ventures and Associates are equity-accounted from the effective date of acquisition to the effective date of disposal. Any losses of equity-accounted investments are accounted for in the consolidated financial statements until the investment in such investments is written down to zero. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such investees.

The carrying value of equity-accounted investments represents the cost of each investment, including goodwill, balance outstanding on loans advanced if the loan forms part of the net investment in the investee, any impairment / impairment reversals recognised, the share of post-acquisition retained earnings and losses, and any other movements in reserves. The carrying value of equity-accounted investments is reviewed when indicators arise and if any impairment / impairment reversal has occurred; it is recognised in the period in which the impairment arose. If necessary, impairment and impairment reversals on loans and equity are reported under share of joint ventures and associates profit and loss
In the cash flow statement, dividends received from joint ventures are included in operating activities and dividends received from associates are included in investing activities.

In determining materiality for the disclosure requirements of IFRS 12 Disclosure of Interest in Other Entities, management has assessed that amounts representing the carrying value of at least 90% of the investments in associates and joint ventures balances, reported in the statement of financial position, constitute quantitative materiality.

Joint operations	Joint operationsA joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the use of assets and obligations for the liabilities of the arrangement. The Group accounts for activities under joint operations by recognising, in relation to the joint operation, the assets it controls and the liabilities it incurs, the expenses it incurs and the revenue from the sale or use of its share of the joint operations output.
Functional currency	Functional currencyItems included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the ‘functional currency’). The functional currency of the parent Company is South African Rands. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.
Group companies
Group companies

The results and financial position of all Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency using closing rates of exchange at the reporting date for assets and liabilities, average rates of exchange for the year for income and expense items and historical rates of exchange for equity items. All resulting exchange differences are recognised in other comprehensive income and presented as a separate component of equity (foreign currency translation reserve, or FCTR).

Exchange differences arising from the translation of the net investment in foreign operations are accounted for as other comprehensive income on consolidation. On realisation of net investments in foreign operations, the resulting FCTR is recycled to the income statement. On disposal of non-foreign operations, where the parent’s functional currency, is the same as the subsidiary’s, associate’s, joint venture’s or branch’s functional currency, no reclassification of FCTR is required.

Tangible assets
Carrying value of tangible assets

Amortisation
The majority of mining assets are amortised using the units-of-production method where the mine operating plan calls for production from a well-defined Proven and Probable Mineral Reserve.

For other tangible assets, the straight-line method is applied over the estimated useful life of the asset which does not exceed the estimated mine life based on Proven and Probable Mineral Reserve as the useful lives of these assets are considered to be limited to the life of the relevant mine. Assets are amortised to residual values. Residual values and useful lives are reviewed, and adjusted if appropriate, at the beginning of each financial year.

The calculation of the units-of-production rate of amortisation could be impacted to the extent that actual production in the future is different from current forecast production based on Proven and Probable Mineral Reserve. This would generally arise from the following factors:
•changes in Proven and Probable Mineral Reserve;
•the grade of Mineral Reserve may vary significantly from time to time;
•differences between actual commodity prices and commodity price assumptions;
•unforeseen operational issues at mine sites; and
•changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign exchange rates.

Changes in Proven and Probable Mineral Reserve could similarly impact the useful lives of assets amortised on the straight-line method, where those lives are limited to the life of the mine.

Stripping costs
The Group has a number of surface mining operations that are in the production phase for which production stripping costs are incurred. The benefits that accrue to the Group as a result of incurring production stripping costs include (a) ore that can be used to produce inventory and (b) improved access to further quantities of material that will be mined in future periods.

The production stripping costs relating to improved access to further quantities of material in future periods are capitalised as a stripping activity asset, if and only if, all of the following are met:
•It is probable that the future economic benefit (improved access to the orebody) associated with the stripping activity will flow to the Group;
•The Group can identify the component of the orebody for which access has been improved; and
•The costs relating to the stripping activity associated with that component or components can be measured reliably.

Components of the various orebodies at the operations of the Group are determined based on the geological areas identified for each of the orebodies and are reflected in the Mineral Reserve reporting of the Group. In determining whether any production stripping costs should be capitalised as a stripping activity asset, the Group uses three operational guidance measures; two of which relate to production measures, while the third relates to an average stripping ratio measure.

Once determined that any portion of the production stripping costs should be capitalised, the Group determines the amount of the production stripping costs that should be capitalised with reference to the average mine costs per tonne of the component and the actual waste tonnes that should be deferred. Stripping activity assets are amortised on the units-of-production method based on the Mineral Reserve of the component or components of the orebody to which these assets relate.

This accounting treatment is consistent with that for stripping costs incurred during the development phase of a pit, before production commences, except that stripping costs incurred during the development phase of a pit, before production commences, are amortised on the units-of-production method based on the Mineral Reserve of the pit.

Deferred stripping costs are included in ‘Mine development costs’, within tangible assets. These costs form part of the total investment in the relevant cash-generating unit, which is reviewed for impairment if events or a change in circumstances indicate that the carrying value may not be recoverable. Amortisation of stripping activity assets is included in cost of sales.

Impairment
The Group reviews and tests the carrying value of tangible assets when events or changes in circumstances indicate that the carrying amount may not be recoverable. Assets are grouped at the lowest level for which identifiable cash flows are largely independent of cash flows of other assets, which is generally at the individual mine level. If there are indications that impairment may have occurred, estimates are prepared of expected future cash flows for each group of assets. Expected future cash flows used to determine the value in use of goodwill and tangible assets are inherently uncertain and could materially change over time and impact the recoverable amounts. The cash flows and value in use are significantly affected by a number of factors including published Mineral Reserve, Mineral Resource, exploration potential and production estimates, together with economic factors such as spot and future metal prices, discount rates, foreign currency exchange rates, estimates of costs to produce Mineral
Use of estimates continued

Reserve and future capital expenditure. The estimated future cash flows and discount rates are post-tax. Discounting post-tax cash flows at a post-tax discount rate yields the same result as discounting pre-tax cash flows at a pre-tax discount rate.At the reporting date the Group assesses whether any of the indicators which gave rise to previously recognised impairments have changed such that the impairment loss no longer exists or may have decreased. The impairment loss is then assessed on the original factors for reversal and if indicated, such reversal is recognised.

An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use.

If an impairment loss has decreased, the carrying amount is recorded at the recoverable amount as limited in terms of IAS 36 Impairment of Assets.
Tangible assets

Tangible assets are recorded at cost less accumulated amortisation and impairments/reversals. Cost includes the present value of related future decommissioning costs.

Interest on borrowings relating to the financing of major capital projects under construction is capitalised during the construction phase as part of the cost of the project. Such borrowing costs are capitalised over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalisation ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.

To the extent a legal or constructive obligation to a third party exists, the acquisition cost includes estimated costs of dismantling and removing the asset and restoring the site. A change in estimated expenditures for dismantling, removal and restoration is added to or deducted from the carrying value of the related asset. To the extent that the change would result in a negative carrying amount of the related asset, this effect is recognised as income. The change in depreciation charge is recognised prospectively.

For assets amortised on the units-of-production method, amortisation is calculated to allocate the cost of each asset to its residual value over its estimated useful life. For assets not amortised on the units-of-production method, amortisation is calculated over their estimated useful life as follows:
•buildings up to life of mine;
•plant and machinery up to life of mine;
•equipment and motor vehicles up to five years; and
•computer equipment up to three years.

Mine development costs
Mine development costs

Capitalised mine development costs include expenditure incurred to develop new orebodies, to define further mineralisation in existing orebodies and to expand the capacity of a mine. Mine development costs include acquired Proven and Probable Mineral Reserve at cost at the acquisition date. These costs are amortised from the date on which the assets are ready for use as intended by management.

Depreciation, depletion and amortisation of mine development costs are computed by the units-of-production method based on estimated Proven and Probable Mineral Reserve. The Proven and Probable Mineral Reserve reflects estimated quantities of Mineral Reserve which can be recovered economically in the future from known mineral deposits.
Capitalised mine development costs also include stripping activity assets relating to production stripping activities incurred in the production phase of open-pit operations of the Group. Once determined that any portion of the production stripping costs should be capitalised, the Group determines the average mine costs per tonne of the component and the waste tonnes to which the production stripping costs relate to determine the amount of the production stripping costs that should be capitalised. Stripping activity assets are amortised on a units-of-production method based on the Mineral Reserve of the component of the orebody to which these assets relate.

The average mine cost per tonne of the component is calculated as the total expected costs to be incurred to mine the relevant component of the orebody, divided by the number of tonnes expected to be mined from the component. The average mine cost per tonne of the component to which the stripping activity asset relates are recalculated annually in the light of additional knowledge and changes in estimates.

Mine infrastructure
Mine infrastructure

Mine plant facilities, including decommissioning assets, are amortised using the lesser of their useful life or units-of-production method based on estimated Proven and Probable Mineral Reserve.

Equipment, furniture and fittings in the Company financial statements are included in Mine infrastructure in the Group financial statements.

Land and assets under construction	Land and assets under construction Land and assets under construction are not depreciated and are measured at historical cost less impairments.
Mineral rights and dumps	Mineral rights and dumps Mineral rights are amortised using the units-of-production method based on the estimated Proven and Probable Mineral Reserve. Dumps are amortised over the period of treatment.
Impairment of non-financial assets
Impairment of non-financial assets

The Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, to determine whether there is any indication of impairment. An impairment test is performed annually on all goodwill, intangible assets not yet in use and intangible assets with indefinite useful lives irrespective of whether any impairment indicators have been identified.

For non-financial assets or cash generating units, in circumstances in which indicators of impairment are identified, a formal impairment test is required to be carried out. The impairment test compares the assets or cash generating units (CGUs) carrying amount with its recoverable amount. The recoverable amount is the higher of the amounts calculated under the fair value less cost of disposal and value in use approaches.

Value-in-use is estimated using a discounted cash flow model. The future cash flows are adjusted for risks specific to the asset and is adjusted where applicable to consider any specific risks relating to the country where the asset or cash-generating unit is located. Future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money.

A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The composition and nature of the Group’s CGUs vary and is determined largely by identifying the smallest identifiable group of assets that generates independent cash inflows and factors specific to the Group’s mining operations. The Group’s CGUs are generally at the individual mine level with some operating mines consisting of a combination of shafts and/or pits.

The Group allocates regional support assets to the CGUs. If there is an indication that a regional support asset may be impaired, then the recoverable amount is determined for the CGU to which the corporate asset belongs.

Exploration assets are tested for impairment whenever facts and circumstances indicate that the carrying amount is not recoverable. Assets will be allocated to CGUs or groups of CGUs based on how the entity manages its operations i.e., by mineral within a specific geographic area. An impairment loss is recognised for the amount by which the assets or CGUs carrying amount exceeds their recoverable amount.

Development expenditure
Development expenditure

Development activities commence after project sanctioning by the appropriate level of management. Judgement is applied by management in determining when a project has reached a stage at which economically recoverable reserves exist such that development may be sanctioned. In exercising this judgement, management is required to make certain estimates and assumptions that may change as new information becomes available. If, after having started the development activity, a judgement is made that a development asset is impaired, the appropriate amount will be written off to the income statement. Capitalised development costs are included as assets under construction and mine development costs in tangible assets.

Leases
Leases

The Group assesses whether a contract is or contains a lease at inception of a contract. The Group recognises a right-of-use asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less with no purchase option) and leases of low value assets, where the recognition exemption is applied. For these leases, the Group recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate. The incremental borrowing rate is the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right of use asset in a similar economic environment with similar terms, security and conditions. The Group applies the IFRS 16 portfolio approach in determining the discount rate for leases. As such a single discount rate has been used for contracts that share similar characteristics. The Group has determined that contracts that are denominated in the same currency will use a single discount rate. This rate has been determined using various factors including in-country borrowings as well as other sources of finance. Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.

Lease payments included in the measurement of the lease liability comprise:
•fixed lease payments (including in-substance fixed payments), less any lease incentives;
•variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•the amount expected to be payable by the lessee under residual value guarantees;
•the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
•payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:
•the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
•the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used);
•a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, any initial direct costs and restoration costs as described below. They are subsequently measured at cost less accumulated depreciation and impairment losses.

The lease term is determined as the non-cancellable period of a lease, together with:
•periods covered by an option to extend the lease if the Group is reasonably certain to make use of that option; and / or
•periods covered by an option to terminate the lease, if the Group is reasonably certain not to make use of that option.

Whenever the Group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The Group applies IAS 36 Impairment of Assets to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss accordingly.

Inventories
Stockpiles and metals in process

Costs that are incurred in or benefit the production process are accumulated in stockpiles and metals in process values. Net realisable value tests are performed at least annually and represent the estimated future sales price of the product, based on prevailing and long-term metals prices, less estimated costs to complete production and bring the product to sale.

Surface and underground stockpiles and metals in process are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained ounces based on assay data, and the estimated recovery percentage based on the expected processing method. Stockpile ore tonnages are verified by periodic surveys.

Although the quantities of recoverable metal are reconciled by comparing the grades of ore to the quantities of metals actually recovered (metallurgical balancing), the nature of the process inherently limits the ability to precisely monitor recoverability levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time.
Use of estimates continued

Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write downs to net realisable value are accounted for on a prospective basis.
Inventories

Inventories are valued at the lower of cost and net realisable value after appropriate allowances for redundant and obsolete items. Cost is determined on the following bases:
•metals in process are valued at the average total production cost at the relevant stage of production;
•gold doré/bullion is valued on an average total production cost method;
•ore stockpiles are valued at the average moving cost of mining and stockpiling the ore. Stockpiles are classified as a non-current asset where the stockpile exceeds current processing capacity;
•by-products, which include silver and sulphuric acid, are valued using an average total production cost method;
•mine operating supplies are valued at average cost; and
•heap leach pad materials are measured on an average total production cost basis.
A portion of the related depreciation, depletion and amortisation charge is included in the cost of inventory. Inventory write downs are included in cost of sales
Provisions
Provisions

Environmental Expenditure

The Group has long term remediation obligations comprising decommissioning and restoration liabilities relating to its past operations which are based on the Group’s environmental management plans, in compliance with current environmental and regulatory requirements. Provisions for non-recurring remediation costs are made when there is a present obligation, it is probable that expenditure on remediation work will be required and the cost can be estimated within a reasonable range of possible outcomes. The costs are based on currently available facts, technology expected to be available at the time of the clean-up, laws and regulations presently or virtually certain to be enacted and prior experience in remediation of contaminated sites.

Decommissioning costs

The provision for decommissioning represents the cost that will arise from rectifying damage caused before production commences. Accordingly, a provision and a decommissioning asset is recognised and included within mine infrastructure.
Decommissioning costs are provided at the present value of the expenditures expected to settle the obligation, using estimated cash flows based on current prices. The unwinding of the decommissioning obligation is included in the income statement. Estimated future costs of decommissioning obligations are reviewed regularly and adjusted as appropriate for new circumstances or changes in law or technology. Changes in estimates are capitalised or reversed against the relevant asset. Estimates are discounted at a pre-tax rate that reflects current market assessments of the time value of money.

Gains or losses from the expected disposal of assets are not taken into account when determining the provision.

Restoration costs

The provision for restoration represents the cost of restoring site damage after the start of production. Changes in the provision are recorded in the income statement as a cost of production.

Restoration costs are estimated at the present value of the expenditures expected to settle the obligation, using estimated cash flows based on current prices and adjusted for risks specific to the liability. The estimates are discounted at a pre-tax rate that reflects current market assessments of the time value of money.

Other

Litigation and administrative proceedings are evaluated on a case-by-case basis considering the information available, including that of legal counsel, to assess potential outcomes. Where it is considered probable that an obligation will result in an outflow of resources, a provision is recorded for the present value of the expected cash outflows if these are reasonably measurable. These provisions cover the estimated payments to plaintiffs, court fees and the cost of potential settlements.

Where some or all of the expenditure required to settle a provision is expected to be reimbursed by another party, the reimbursement is recognised only when the reimbursement is virtually certain. The amount to be reimbursed is recognised as a separate asset. Where the Group has a joint and several liability with one or more other parties, no provision is recognised to the extent that those other parties are expected to settle part or all of the obligation.

Post-employment benefit obligations
Post-retirement obligations

The determination of the Group’s obligation and expense for post-retirement liabilities, including the Group's reimbursive asset relating to annuities purchased to fund the obligation, depends on the selection of certain assumptions used by actuaries to calculate amounts. These assumptions include, among others, the discount rate, health care inflation costs, rates of increase in compensation costs and the number of employees who reach retirement age before the mine reaches the end of its life. While AngloGold Ashanti believes that these assumptions are appropriate, significant changes in the assumptions may materially affect post-retirement obligations as well as future expenses, which may result in an impact on earnings in the periods that the changes in these assumptions occur.
Post-employment benefit obligations

Some Group companies provide post-retirement health care benefits to their retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology on the same basis as that used for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recorded in other comprehensive income immediately. These obligations are valued annually by independent qualified actuaries.

Some of these obligations are funded with a purchased insurance policy to which the Group contributes premiums to. As this insurance policy does not meet the definition of a qualifying insurance policy the entity recognises its right to reimbursement under the insurance policy as a separate asset measured at fair value similar to a defined benefit plan asset. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recorded in other comprehensive income immediately. These obligations are valued annually by independent qualified actuaries.

Termination benefits
Termination benefits

Termination benefits are payable when employment is terminated before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The Group recognises a liability and expense for termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal; or providing termination benefits as a result of an offer made to encourage voluntary redundancy based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after reporting date are discounted to present value.

Share-based payments
Share-based payments

The Group’s management awards certain employee bonuses in the form of equity-settled share-based payments on a discretionary basis.
The fair value of the equity instruments granted is calculated at grant date. For transactions with employees, fair value is based on market prices of the equity instruments granted, if available, taking into account the terms and conditions upon which those equity instruments were granted. If market prices of the equity instruments granted are not available, the fair value of the equity instruments granted is estimated using an appropriate valuation model. Vesting conditions, other than market conditions, are not taken into account when estimating the fair value of shares or share options at measurement date.
Over the vesting period, the fair value at measurement date is recognised as an employee benefit expense with a corresponding increase in other capital reserves based on the Group’s estimate of the number of instruments that will eventually vest. The income statement charge or credit for a period represents the movement in cumulative expense recognised as at the beginning and end of that period. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.

When options are exercised or share awards vest, the proceeds received, net of any directly attributable transaction costs, are credited to share capital (nominal value) and share premium.

Where the terms of an equity settled award are modified, as a minimum, an expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee, as measured at the date of the modification.

In addition, the Group’s management awards certain employee bonuses in the form of a cash settled scheme, whereby awards granted are linked to the performance of the Company’s share price. A liability is recognised based upon the grant date fair value and is subsequently remeasured to the closing share price at each reporting date up to the date of vesting. Remeasurements to fair value are recognised in the income statement.

Revenue recognition
Revenue recognition

Revenue is recognised when control of the goods passes to the customer and the performance obligations of transferring control have been met. The amount of revenue recognised reflects the consideration to which the entity is entitled in exchange for the goods transferred.

Revenue from product sales comprises sales of:
•refined gold;
•by-products including silver and sulphuric acid; and
•doré bars.

Revenue from product sales is recognised at a point in time.

Taxation
Income taxes

The Group is subject to income taxes in numerous jurisdictions. Significant judgement is required in determining the worldwide provision for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognises liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

The Group tax reconciliation between tax expense and the product of accounting profit multiplied by the applicable tax rate, prepared in accordance with IAS 12 Income Taxes, applies the South African domestic corporate tax rate of 28 percent. This rate will be reduced to 27 percent with effect for years of assessment ending on or after 31 March 2023.

The Group recognises the net future tax benefit related to deferred income tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing the recoverability of deferred income tax assets requires the Group to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on forecast cash flows from operations and the application of existing tax laws in each jurisdiction. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.

Additionally, future changes in tax laws in the jurisdictions in which the Group operates could limit the ability of the Group to obtain tax deductions in future periods.
Taxation

Deferred taxation is recognised on all qualifying temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax assets are only recognised to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and future taxable profit will be available against which the temporary difference can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting date.

Deferred tax assets and liabilities are measured at future anticipated tax rates, which have been enacted or substantively enacted at the reporting date.

Current and deferred tax is recognised as income or expense and included in profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period in other comprehensive income or directly in equity, or an acquisition that is a business combination.

Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date. Interest and penalties, if any, are recognised in the income statement as part of taxation expense if based on the specific facts and circumstances, the entity has determined that the interest (receivable or payable) and penalties payable to the tax authorities are an income tax.

Financial instruments
Financial instruments

Financial instruments are initially recognised at fair value when the Group becomes a party to their contractual arrangements. Transaction costs directly attributable to the instrument’s acquisition or issue are included in the initial measurement of financial assets and financial liabilities, except financial instruments classified as at fair value through profit or loss (FVTPL), which are expensed. The subsequent measurement of financial instruments is dealt with below.
Financial liabilities
Financial liabilities

Financial liabilities are classified as measured at amortised cost using the effective interest rate method. Financial liabilities subsequently measured at amortised cost compromise of interest bearing borrowings, bank overdrafts and trade and other payables.

A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case a new financial liability based on the modified terms is recognised at fair value.

Financial assets
Financial assets

A financial asset is classified as measured at:
•Amortised cost;
•Fair value through other comprehensive income (FVTOCI) - equity instruments; or
•FVTPL.

Assets at amortised cost include trade, other receivables and other assets, cash restricted for use and cash and cash equivalents. Interest income from these financial assets is included in finance income using the effective interest rate method.

On derecognition of a financial asset, the difference between the proceeds received or receivable and the carrying amount of the asset is included in profit or loss. Impairment losses are presented in the statement of profit or loss. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognised in profit or loss and presented net within foreign exchange and fair value adjustments in the period in which it arises.

Cash and cash equivalents
Cash and cash equivalents comprise cash on hand, deposits on call and other short-term highly liquid investments with a maturity period of three months or less at date of purchase. Cash and cash equivalents are stated at carrying amount which fairly approximates its fair value. For the purposes of the statement of cash flows cash and cash equivalents is net of bank overdrafts as it forms an integral part of the Group’s cash management.

Cash restricted for use
Cash restricted for use comprises cash and cash equivalents including amounts held in escrow, trust, separate bank accounts and cash held by joint operations which are not available for general use by the Group. Cash restricted for use for more than 12 months is classified as a non-current financial asset.

Equity instruments
Listed and unlisted equity investments are included in Other investments in the Statement of financial position. Listed equity investments which are held to meet rehabilitation liabilities are classified as FVTPL. Listed equity investments held for other purposes are classified as FVTOCI.

The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognised in profit or loss as other income when the Group’s right to receive payments is established. Residual values in OCI are reclassified to retained earnings (accumulated losses) on derecognition of the related FVTOCI instruments. Changes in the fair value of financial assets at FVTPL are recognised in profit or loss and presented net within foreign exchange and fair value adjustments in the period in which it arises.

Impairment of financial assets
Financial assets at amortised cost consist of trade receivables, loans, cash and cash equivalents, cash restricted for use and debt securities. Impairment losses are assessed using the forward-looking expected credit loss (ECL) approach. An allowance is recorded for all loans and other debt financial assets not held at FVTPL. The impairment methodology applied depends on whether there has been a significant increase in credit risk. Trade receivable loss allowances are measured at an amount equal to lifetime ECL’s. Loss allowances are deducted from the gross carrying amount of the assets and the movement on the loss allowance is recognised in profit and loss. Debt securities that are determined to have a low credit risk at the reporting date and bank balances, for which credit risk has not increased significantly since initial recognition, are measured at an amount equal to 12-month ECL.

Financial guarantees in the parent company
Financial guarantee contracts are recognised as a financial liability at the time the guarantee is issued. The liability is initially measured at fair value. The fair value of a financial guarantee contract is the present value of the difference between the net contractual cash flows required under a debt instrument, and the net contractual cash flows that would have been required without the guarantee. The liability is amortised in a straight line over the period the guarantee remains in place.